REVENUE	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
REVENUE

6.	REVENUE

The Company recognizes Bitcoin mining revenue when the mining reward and transaction fees are received and control of the digital currency transfers to the Company. Revenue is measured at the fair value of the Bitcoin received at that time.

	Three months ended June 30, 2026	Three months ended June 30, 2025	Nine months ended June 30, 2026	Nine months ended June 30, 2025
	$	$	$	$

Digital assets mined	10,660,663	6,433,870	23,476,975	17,441,919
Refunds and other adjustments	(9,812)	—	(9,812)	1,061
Total revenue	10,650,851	6,433,870	23,467,163	17,442,980

Refunds and other adjustments were $9,812 for each of the three and nine months ended June 30, 2026 and were presented as reductions of revenue.